3. Property and Equipment, Net (Sept 2019 Note) (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and equipment, gross	$ 193,981	$ 167,005	$ 322,281
Less Accumulated Depreciation	(119,594)	(91,371)	(227,615)
Property and Equipment, Net	74,387	75,634	94,666
Furniture and Equipment [Member]
Property and equipment, gross	19,419	12,385	12,385
Computer Equipment [Member]
Property and equipment, gross	144,643	138,883	117,256
Leasehold Improvements [Member]
Property and equipment, gross	14,182	0	176,903
Software [Member]
Property and equipment, gross	$ 15,737	$ 15,737	$ 15,737